Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,509,466.00
Total Fee Amount	208.46
Total Offset Amount	0.00
Net Fee	$ 208.46
Offering Table N/A
Offset Table N/A	N/A